Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

7. Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	113,569	111,129	15,225
Leasehold improvements	109,142	65,411	8,961
Buildings	4,109	4,474	613
Furniture and fixtures	11,705	10,999	1,507
Vehicles	4,864	3,928	538
Software	195,303	196,649	26,941
Subtotal	438,692	392,590	53,785
Less: Accumulated depreciation	(411,963)	(370,794)	(50,799)
Property and equipment subject to depreciation	26,729	21,796	2,986
Construction in progress (Note 2(r))	48,736	44,680	6,121
Less: Impairment (Note 2(r))	(17,986)	(33,627)	(4,607)
Total	57,479	32,849	4,500

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 was RMB15,369, RMB11,895 and RMB6,220, respectively.